Offerings - Offering: 1	Feb. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.25% Senior Notes
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 747,592,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,242.52